PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 100.2%
Common Stocks
Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc.*(a)	229,328	$ 5,029,163
Airlines 1.9%
Hawaiian Holdings, Inc.(a)	160,700	4,597,627
JetBlue Airways Corp.*	209,300	4,039,490
Mesa Air Group, Inc.*(a)	74,000	563,880
SkyWest, Inc.	85,568	5,095,574
Spirit Airlines, Inc.*	116,700	4,383,252
		18,679,823
Auto Components 4.0%
Adient PLC*(a)	324,200	6,869,798
American Axle & Manufacturing Holdings, Inc.*(a)	856,500	7,160,340
Cooper Tire & Rubber Co.(a)	248,100	7,006,344
Cooper-Standard Holdings, Inc.*(a)	89,000	2,835,540
Dana, Inc.	389,900	6,328,077
Modine Manufacturing Co.*	298,500	3,411,855
Tenneco, Inc. (Class A Stock)(a)	443,500	5,583,665
		39,195,619
Banks 23.0%
Ameris Bancorp(a)	117,400	5,030,590
Atlantic Union Bankshares Corp.(a)	55,700	2,053,102
BancorpSouth Bank(a)	31,800	975,306
Banner Corp.	15,200	820,496
Berkshire Hills Bancorp, Inc.	231,204	7,174,260
Boston Private Financial Holdings, Inc.	206,600	2,324,250
Bridge Bancorp, Inc.	8,300	268,920
Byline Bancorp, Inc.*	38,500	667,590
Cadence BanCorp(a)	386,500	5,944,370
Camden National Corp.	56,926	2,522,391
Cathay General Bancorp(a)	111,600	3,969,612
CenterState Bank Corp.(a)	322,600	8,181,136
CNB Financial Corp.	52,499	1,641,644
Community Trust Bancorp, Inc.	117,966	5,168,091
ConnectOne Bancorp, Inc.	128,900	3,129,692
Customers Bancorp, Inc.*(a)	305,130	7,194,965
Eagle Bancorp, Inc.	20,800	938,912
Enterprise Financial Services Corp.	5,480	240,024
Financial Institutions, Inc.	186,728	5,868,861

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
First Bancorp/Southern Pines NC	13,100	$ 494,525
First Bancshares, Inc. (The)	3,600	118,656
First Busey Corp.	66,500	1,753,605
First Business Financial Services, Inc.	20,200	491,264
First Financial Bancorp(a)	284,651	6,672,219
First Financial Corp.	94,259	4,135,142
First Foundation, Inc.	8,400	134,484
First Merchants Corp.	87,100	3,444,805
First Midwest Bancorp, Inc.(a)	312,000	6,408,480
Flushing Financial Corp.	5,400	116,856
Franklin Financial Network, Inc.(a)	42,500	1,413,975
Fulton Financial Corp.(a)	315,900	5,389,254
Great Southern Bancorp, Inc.	59,163	3,574,628
Great Western Bancorp, Inc.	214,100	7,465,667
Hancock Whitney Corp.(a)	223,000	8,697,000
Hanmi Financial Corp.	161,578	3,110,377
Heartland Financial USA, Inc.(a)	118,504	5,543,617
Hilltop Holdings, Inc.	60,103	1,404,006
Home BancShares, Inc.(a)	201,100	3,716,328
Hope Bancorp, Inc.	569,716	8,129,847
Horizon Bancorp, Inc.	37,431	683,303
IBERIABANK Corp.	129,781	9,524,628
Independent Bank Group, Inc.	113,100	6,047,457
International Bancshares Corp.	153,182	6,274,335
Investors Bancorp, Inc.	134,600	1,621,930
Lakeland Bancorp, Inc.	171,127	2,832,152
Midland States Bancorp, Inc.	36,600	980,880
MidWestOne Financial Group, Inc.	26,762	872,307
OFG Bancorp (Puerto Rico)	129,700	2,634,207
Old National Bancorp(a)	226,243	4,071,243
Pacific Premier Bancorp, Inc.(a)	199,000	6,717,245
Peapack Gladstone Financial Corp.	100,579	2,936,907
QCR Holdings, Inc.	35,400	1,436,532
Renasant Corp.	186,200	6,461,140
S&T Bancorp, Inc.(a)	31,563	1,188,505
Sandy Spring Bancorp, Inc.	161,000	5,554,500
Simmons First National Corp. (Class A Stock)	292,500	6,996,600
South State Corp.	43,800	3,454,068
United Bankshares, Inc.(a)	40,400	1,597,416
Univest Financial Corp.	26,500	682,375
Valley National Bancorp(a)	747,400	8,654,892
Veritex Holdings, Inc.	40,900	1,006,958

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
WesBanco, Inc.(a)	129,748	$ 4,877,227
West Bancorporation, Inc.	18,359	431,069
		223,866,823
Building Products 0.1%
Resideo Technologies, Inc.*	110,000	1,048,300
Capital Markets 1.0%
Ashford, Inc.*	4,951	117,645
Oppenheimer Holdings, Inc. (Class A Stock)	92,200	2,507,840
Stifel Financial Corp.(a)	125,700	7,036,686
		9,662,171
Chemicals 1.0%
Kraton Corp.*	125,100	2,804,742
Minerals Technologies, Inc.	28,500	1,409,325
Olin Corp.(a)	201,900	3,702,846
Rayonier Advanced Materials, Inc.	474,800	1,979,916
		9,896,829
Commercial Services & Supplies 1.4%
ACCO Brands Corp.	758,141	6,936,990
ADT, Inc.(a)	237,800	1,840,572
Matthews International Corp. (Class A Stock)(a)	79,000	2,921,420
Quad/Graphics, Inc.(a)	239,571	1,085,257
VSE Corp.	23,400	899,028
		13,683,267
Construction & Engineering 0.0%
Arcosa, Inc.	5,000	192,050
Consumer Finance 1.8%
Encore Capital Group, Inc.*(a)	157,591	5,230,445
EZCORP, Inc. (Class A Stock)*	275,600	1,449,656
Nelnet, Inc. (Class A Stock)	129,153	7,913,205
Regional Management Corp.*	87,200	2,522,696
		17,116,002

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services 0.4%
American Public Education, Inc.*	5,000	$ 108,600
Laureate Education, Inc. (Class A Stock)*	244,900	3,784,929
		3,893,529
Diversified Financial Services 0.3%
FGL Holdings	313,200	2,828,196
Electronic Equipment, Instruments & Components 2.1%
Avnet, Inc.	64,100	2,535,796
AVX Corp.(a)	176,019	2,696,611
Belden, Inc.(a)	12,400	635,872
Tech Data Corp.*	56,000	6,804,000
TTM Technologies, Inc.*(a)	696,600	8,157,186
		20,829,465
Energy Equipment & Services 0.6%
Nine Energy Service, Inc.*(a)	38,700	218,655
ProPetro Holding Corp.*	187,400	1,452,350
Select Energy Services, Inc. (Class A Stock)*(a)	335,700	2,551,320
US Silica Holdings, Inc.(a)	375,700	1,675,622
		5,897,947
Equity Real Estate Investment Trusts (REITs) 10.0%
Apple Hospitality REIT, Inc.	44,300	730,064
Ashford Hospitality Trust, Inc.	1,615,220	4,409,551
Braemar Hotels & Resorts, Inc.	469,379	4,332,368
CBL & Associates Properties, Inc.(a)	120,800	173,952
Cedar Realty Trust, Inc.	188,900	630,926
Chatham Lodging Trust	282,100	5,091,905
CoreCivic, Inc.	12,100	184,646
CorEnergy Infrastructure Trust, Inc.	21,811	1,050,636
CorePoint Lodging, Inc.	95,400	939,690
DiamondRock Hospitality Co.	433,900	4,330,322
Franklin Street Properties Corp.	619,200	5,325,120
Global Net Lease, Inc.	281,400	5,481,672
Hersha Hospitality Trust	480,100	6,625,380
Jernigan Capital, Inc.(a)	171,300	3,252,987
Kite Realty Group Trust	496,600	8,849,412
Office Properties Income Trust	279,818	8,920,598

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Park Hotels & Resorts, Inc.	84,200	$ 1,957,650
Pebblebrook Hotel Trust(a)	36,000	925,560
Pennsylvania Real Estate Investment Trust(a)	755,500	4,170,360
RLJ Lodging Trust	595,200	9,767,232
Sabra Health Care REIT, Inc.	31,500	774,900
Senior Housing Properties Trust	639,300	6,345,052
Summit Hotel Properties, Inc.(a)	571,600	7,007,816
Washington Prime Group, Inc.(a)	1,029,400	4,344,068
Xenia Hotels & Resorts, Inc.(a)	96,500	2,031,325
		97,653,192
Food & Staples Retailing 1.9%
Ingles Markets, Inc. (Class A Stock)(a)	189,805	7,484,011
SpartanNash Co.	451,690	5,914,881
United Natural Foods, Inc.*(a)	588,300	4,412,250
Weis Markets, Inc.(a)	26,000	1,000,740
		18,811,882
Food Products 0.0%
B&G Foods, Inc.(a)	28,000	435,400
Health Care Providers & Services 1.0%
Acadia Healthcare Co., Inc.*(a)	13,500	404,865
MEDNAX, Inc.*	159,700	3,507,012
Owens & Minor, Inc.(a)	795,910	5,356,474
		9,268,351
Hotels, Restaurants & Leisure 0.3%
RCI Hospitality Holdings, Inc.	12,500	234,375
Red Robin Gourmet Burgers, Inc.*(a)	98,800	3,013,400
		3,247,775
Household Durables 2.1%
Beazer Homes USA, Inc.*	100,300	1,505,503
Taylor Morrison Home Corp.*	317,600	7,955,880
TRI Pointe Group, Inc.*(a)	563,100	8,863,194
William Lyon Homes (Class A Stock)*	118,200	2,287,170
		20,611,747

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Insurance 3.0%
American Equity Investment Life Holding Co.	318,677	$ 7,864,949
CNO Financial Group, Inc.	461,100	7,216,215
Employers Holdings, Inc.	142,098	6,016,429
FBL Financial Group, Inc. (Class A Stock)	49,268	2,826,998
National Western Life Group, Inc. (Class A Stock)	18,600	5,070,360
		28,994,951
Interactive Media & Services 0.4%
Cars.com, Inc.*	330,900	3,742,479
Leisure Products 0.3%
American Outdoor Brands Corp.*	378,800	2,681,904
Machinery 0.9%
Altra Industrial Motion Corp.	165,300	5,091,240
Gates Industrial Corp. PLC*(a)	105,800	1,058,000
Lydall, Inc.*	90,400	1,769,128
NN, Inc.(a)	141,600	1,022,352
		8,940,720
Marine 0.6%
Costamare, Inc. (Monaco)	653,500	5,136,510
Genco Shipping & Trading Ltd.*	17,300	170,924
		5,307,434
Media 1.6%
Emerald Expositions Events, Inc.	253,300	2,462,076
Entercom Communications Corp. (Class A Stock)(a)	934,500	3,252,060
Gannett Co., Inc.(a)	459,100	4,981,235
Gray Television, Inc.*(a)	261,800	4,296,138
Saga Communications, Inc. (Class A Stock)	2,910	87,795
		15,079,304
Metals & Mining 1.4%
Alcoa Corp.*	47,900	995,841
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	339,800	7,251,332

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
SunCoke Energy, Inc.*	265,400	$ 1,403,966
United States Steel Corp.(a)	305,700	3,518,607
		13,169,746
Mortgage Real Estate Investment Trusts (REITs) 6.7%
AG Mortgage Investment Trust, Inc.	289,481	4,527,483
Anworth Mortgage Asset Corp.	247,300	845,766
Apollo Commercial Real Estate Finance, Inc.(a)	367,483	6,724,939
Ares Commercial Real Estate Corp.	94,700	1,467,850
Arlington Asset Investment Corp. (Class A Stock) (a)	323,596	1,870,385
ARMOUR Residential REIT, Inc.	256,400	4,289,572
Blackstone Mortgage Trust, Inc. (Class A Stock) (a)	82,400	2,991,120
Cherry Hill Mortgage Investment Corp.(a)	184,800	2,498,496
Dynex Capital, Inc.(a)	209,335	3,382,854
Exantas Capital Corp.	28,100	330,456
Granite Point Mortgage Trust, Inc.	139,600	2,596,560
Great Ajax Corp.	22,100	345,865
Invesco Mortgage Capital, Inc.	356,126	5,605,423
KKR Real Estate Finance Trust, Inc.	139,700	2,800,985
Ladder Capital Corp.	194,868	3,365,370
New York Mortgage Trust, Inc.(a)	261,900	1,639,494
PennyMac Mortgage Investment Trust	217,100	4,969,419
Ready Capital Corp.(a)	66,000	1,044,780
Redwood Trust, Inc.	351,000	5,735,340
TPG RE Finance Trust, Inc.	175,700	3,554,411
Western Asset Mortgage Capital Corp.	489,600	4,915,584
		65,502,152
Multiline Retail 0.8%
Big Lots, Inc.(a)	21,400	463,738
Dillard’s, Inc. (Class A Stock)(a)	101,200	6,980,776
		7,444,514
Oil, Gas & Consumable Fuels 6.9%
Amplify Energy Corp.(a)	181,600	1,316,600
Antero Resources Corp.*(a)	218,200	545,500
Berry Petroleum Corp.(a)	255,800	2,401,962
Bonanza Creek Energy, Inc.*	189,000	3,367,980
Callon Petroleum Co.*	1,076,200	4,089,560

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Carrizo Oil & Gas, Inc.*(a)	352,700	$ 2,595,872
Centennial Resource Development, Inc. (Class A Stock)*	137,800	468,520
Cimarex Energy Co.(a)	56,700	2,393,874
CNX Resources Corp.*(a)	520,800	4,390,344
CONSOL Energy, Inc.*(a)	61,000	807,030
Contura Energy, Inc.*	73,300	1,681,502
EQT Corp.(a)	261,700	2,810,658
Extraction Oil & Gas, Inc.*(a)	164,400	279,480
Gulfport Energy Corp.*(a)	988,200	2,752,137
Laredo Petroleum, Inc.*(a)	708,800	1,672,768
Magnolia Oil & Gas Corp. (Class A Stock)*	350,200	3,438,964
Matador Resources Co.*(a)	316,600	4,403,906
Montage Resources Corp.*(a)	14,200	64,184
Murphy Oil Corp.(a)	71,500	1,475,045
Oasis Petroleum, Inc.*(a)	523,300	1,365,813
Parsley Energy, Inc. (Class A Stock)	205,800	3,253,698
PBF Energy, Inc. (Class A Stock)	119,500	3,857,460
Peabody Energy Corp.	351,400	3,700,242
Penn Virginia Corp.*(a)	61,100	1,454,180
QEP Resources, Inc.	68,400	227,772
Range Resources Corp.	358,900	1,446,367
Ring Energy, Inc.*(a)	147,600	245,016
Ship Finance International Ltd. (Norway)	253,669	3,670,590
Southwestern Energy Co.*(a)	1,641,400	3,364,870
Talos Energy, Inc.*(a)	7,100	152,863
Unit Corp.*	243,600	496,944
Whiting Petroleum Corp.*(a)	414,300	2,626,662
		66,818,363
Paper & Forest Products 1.4%
Clearwater Paper Corp.*(a)	250,300	4,640,562
Domtar Corp.	103,800	3,777,282
Verso Corp. (Class A Stock)*(a)	339,928	4,976,546
		13,394,390
Personal Products 0.7%
Edgewell Personal Care Co.*(a)	198,300	6,940,500
Pharmaceuticals 0.3%
Lannett Co., Inc.*(a)	273,600	3,253,104

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Professional Services 0.7%
Kelly Services, Inc. (Class A Stock)	144,100	$ 3,459,841
TrueBlue, Inc.*	124,800	2,857,920
		6,317,761
Real Estate Management & Development 0.8%
Altisource Portfolio Solutions SA*(a)	70,400	1,253,120
Forestar Group, Inc.*	13,700	257,286
RE/MAX Holdings, Inc. (Class A Stock)	54,800	1,833,060
Realogy Holdings Corp.(a)	536,000	4,223,680
		7,567,146
Road & Rail 1.7%
ArcBest Corp.	206,800	5,974,452
Covenant Transportation Group, Inc. (Class A Stock)*	142,900	2,196,373
Hertz Global Holdings, Inc.*(a)	383,000	5,174,330
Ryder System, Inc.	69,900	3,399,237
		16,744,392
Semiconductors & Semiconductor Equipment 0.9%
Amkor Technology, Inc.*	666,761	8,287,839
Photronics, Inc.*	29,500	348,100
		8,635,939
Software 0.6%
Avaya Holdings Corp.*(a)	472,200	5,708,898
Specialty Retail 6.7%
Abercrombie & Fitch Co. (Class A Stock)(a)	354,900	5,745,831
At Home Group, Inc.*(a)	444,600	3,787,992
Bed Bath & Beyond, Inc.(a)	598,600	8,200,820
Caleres, Inc.(a)	35,900	772,568
Cato Corp. (The) (Class A Stock)(a)	187,700	3,282,873
Citi Trends, Inc.	55,800	996,030
Conn’s, Inc.*(a)	231,500	5,599,985
Container Store Group, Inc. (The)*(a)	49,000	206,780
Express, Inc.*(a)	389,400	1,253,868
GameStop Corp. (Class A Stock)(a)	128,400	698,496
Genesco, Inc.*(a)	180,500	7,012,425

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Group 1 Automotive, Inc.	35,100	$ 3,490,344
Hibbett Sports, Inc.*(a)	322,700	7,699,622
J. Jill, Inc.(a)	278,600	481,978
MarineMax, Inc.*(a)	209,900	3,242,955
Office Depot, Inc.(a)	924,600	1,904,676
Party City Holdco, Inc.*(a)	471,000	2,647,020
Signet Jewelers Ltd.(a)	467,200	7,493,888
Sonic Automotive, Inc. (Class A Stock)(a)	7,700	248,171
		64,766,322
Textiles, Apparel & Luxury Goods 0.9%
Fossil Group, Inc.*(a)	390,400	4,247,552
G-III Apparel Group Ltd.*(a)	115,600	2,902,716
Movado Group, Inc.(a)	78,500	2,044,925
		9,195,193
Thrifts & Mortgage Finance 4.8%
Dime Community Bancshares, Inc.	197,083	3,801,731
Federal Agricultural Mortgage Corp. (Class C Stock)	57,662	4,883,395
First Defiance Financial Corp.	146,744	4,537,324
Flagstar Bancorp, Inc.	111,700	4,059,178
Mr. Cooper Group, Inc.*(a)	174,400	2,232,320
OceanFirst Financial Corp.	204,600	4,896,078
PennyMac Financial Services, Inc.*	93,515	2,911,122
Provident Financial Services, Inc.(a)	174,120	4,344,294
Radian Group, Inc.	309,866	7,777,637
United Financial Bancorp, Inc.	277,200	3,914,064
WSFS Financial Corp.	89,700	3,782,649
		47,139,792
Tobacco 0.5%
Universal Corp.	88,500	4,849,800
Trading Companies & Distributors 4.0%
Air Lease Corp.(a)	84,100	3,698,718
Aircastle Ltd.	373,453	10,165,391
Beacon Roofing Supply, Inc.*(a)	84,900	2,635,296
CAI International, Inc.*	250,106	5,945,019
GATX Corp.(a)	4,847	385,579

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
Textainer Group Holdings Ltd. (China)*	269,700	$ 2,791,395
Triton International Ltd. (Bermuda)(a)	256,800	9,424,560
WESCO International, Inc.*	77,400	3,881,610
		38,927,568
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	75,800	1,977,622

Total Long-Term Investments (cost $1,034,301,292)		974,947,525

Short-Term Investment 35.3%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $343,894,279; includes $343,347,609 of cash collateral for securities on loan)(b)(w)	343,860,280	343,929,052

TOTAL INVESTMENTS 135.5% (cost $1,378,195,571)		1,318,876,577
Liabilities in excess of other assets (35.5)%		(345,828,317)

Net Assets 100.0%		$ 973,048,260

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $330,213,490; cash collateral of $343,347,609 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).